Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

	December 31,
	2011	2010
	(in millions)
Land	$61	$61
Buildings and improvements	368	362
Machinery, equipment, furniture and fixtures	1,347	1,250
Leasehold improvements	292	267

Gross property, plant and equipment	2,068	1,940
Accumulated depreciation and amortization	(1,147)	(1,031)

Property, plant and equipment, net	$921	$909